Share-based payment plans - Cash settled SARs - Exercise price (Details) - Cash-settled SARs	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments	Dec. 31, 2015 CAD ($) EquityInstruments
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	2,638,857	3,031,760	2,103,627
Weighted average remaining contractual life (in years) - Outstanding	3 years 6 months	4 years 2 months 12 days
Weighted average exercise price per SAR - Outstanding	$ 81.56	$ 79.64	$ 80.39
Weighted average exercise price per SAR - Outstanding	$ 81.57
Number of SARs - Exercisable | EquityInstruments	1,651,216	1,323,249
Weighted average remaining contractual life (in years) - Exercisable	2 years 4 months 24 days	2 years 1 month 6 days
Weighted average exercise price per SAR - Exercisable	$ 83.61	$ 78.92
$40.61 to $51.95
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments		123,592
Weighted average remaining contractual life (in years) - Outstanding		7 months 6 days
Weighted average exercise price per SAR - Outstanding		$ 48.58
Number of SARs - Exercisable | EquityInstruments		123,592
Weighted average remaining contractual life (in years) - Exercisable		7 months 6 days
Weighted average exercise price per SAR - Exercisable		$ 48.58
$56.95 to $70.46
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	612,364
Weighted average remaining contractual life (in years) - Outstanding	7 years 8 months 12 days
Weighted average exercise price per SAR - Outstanding	$ 66.65
Number of SARs - Exercisable | EquityInstruments	195,833
Weighted average remaining contractual life (in years) - Exercisable	5 years 7 months 6 days
Weighted average exercise price per SAR - Exercisable	$ 66.15
$71.25 to $83.36
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	825,143
Weighted average remaining contractual life (in years) - Outstanding	1 year 10 months 24 days
Weighted average exercise price per SAR - Outstanding	$ 82.02
Number of SARs - Exercisable | EquityInstruments	608,331
Weighted average remaining contractual life (in years) - Exercisable	1 year 4 months 24 days
Weighted average exercise price per SAR - Exercisable	$ 81.97
$56.95 to $69.73
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments		738,579
Weighted average remaining contractual life (in years) - Outstanding		7 years 9 months 18 days
Weighted average exercise price per SAR - Outstanding		$ 65.92
Number of SARs - Exercisable | EquityInstruments		161,005
Weighted average remaining contractual life (in years) - Exercisable		1 year 1 month 6 days
Weighted average exercise price per SAR - Exercisable		$ 62.54
$78.54 to $82.73
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments		887,472
Weighted average remaining contractual life (in years) - Outstanding		2 years 9 months 18 days
Weighted average exercise price per SAR - Outstanding		$ 82.10
Number of SARs - Exercisable | EquityInstruments		554,515
Weighted average remaining contractual life (in years) - Exercisable		1 year 10 months 24 days
Weighted average exercise price per SAR - Exercisable		$ 81.86
$83.60 to $90.48
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	863,475	923,242
Weighted average remaining contractual life (in years) - Outstanding	2 years 6 months	3 years 6 months
Weighted average exercise price per SAR - Outstanding	$ 86.82	$ 86.82
Number of SARs - Exercisable | EquityInstruments	621,825	364,546
Weighted average remaining contractual life (in years) - Exercisable	2 years 3 months 18 days	3 years 1 month 6 days
Weighted average exercise price per SAR - Exercisable	$ 86.92	$ 87.00
$92.13 to $97.93
Share-based payment plans
Number of SARs - Outstanding | EquityInstruments	337,875	358,875
Weighted average remaining contractual life (in years) - Outstanding	2 years 4 months 24 days	3 years 4 months 24 days
Weighted average exercise price per SAR - Outstanding	$ 94.07	$ 94.06
Number of SARs - Exercisable | EquityInstruments	225,227	119,591
Weighted average remaining contractual life (in years) - Exercisable	2 years 4 months 24 days	3 years 4 months 24 days
Weighted average exercise price per SAR - Exercisable	$ 94.07	$ 94.06
Minimum | $40.61 to $51.95
Share-based payment plans
Exercise price		40.61
Minimum | $56.95 to $70.46
Share-based payment plans
Exercise price	56.95
Minimum | $71.25 to $83.36
Share-based payment plans
Exercise price	71.25
Minimum | $56.95 to $69.73
Share-based payment plans
Exercise price		56.95
Minimum | $78.54 to $82.73
Share-based payment plans
Exercise price		78.54
Minimum | $83.60 to $90.48
Share-based payment plans
Exercise price	83.60	83.60
Minimum | $92.13 to $97.93
Share-based payment plans
Exercise price	93.30	92.13
Maximum | $40.61 to $51.95
Share-based payment plans
Exercise price		51.95
Maximum | $56.95 to $70.46
Share-based payment plans
Exercise price	70.46
Maximum | $71.25 to $83.36
Share-based payment plans
Exercise price	82.73
Maximum | $56.95 to $69.73
Share-based payment plans
Exercise price		69.73
Maximum | $78.54 to $82.73
Share-based payment plans
Exercise price		82.73
Maximum | $83.60 to $90.48
Share-based payment plans
Exercise price	90.48	90.48
Maximum | $92.13 to $97.93
Share-based payment plans
Exercise price	$ 97.93	$ 97.93